RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder contribution					$ 717,949	$ 153,846
Majority Shareholder [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Shareholder contribution	$ 256,411	$ 461,538	$ 153,846
Chief Executive Officer [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Rent expense				$ 54,100	$ 54,100	$ 46,000